UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Land & Buildings Investment Management, LLC
Address: 3 Pickwick Plaza
         Greenwich, CT  06830

13F File Number:  028-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jonathan Litt
Title:     Managing Principal
Phone:     203-987-5830

Signature, Place, and Date of Signing:

 /s/ Jonathan Litt     Greenwich, CT     May 15, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    31

Form 13F Information Table Value Total:    $67,216 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN TOWER CORP NEW        COM              03027X100     4834    76700 SH
APARTMENT INVT & MGMT CO       CL A             03748R101     3616   136900 SH
AVALONBAY CMNTYS INC           COM              053484101     2417    17100 SH
BOSTON PROPERTIES INC          COM              101121101     1512    14400 SH
BRE PROPERTIES INC             CL A             05564E106     3684    72868 SH
BROOKDALE SR LIVING INC        COM              112463104     2542   135800 SH
BROOKFIELD OFFICE PPTYS INC    COM              112900105      344    19700 SH
CAMDEN PPTY TR                 SH BEN INT       133131102     3432    52200 SH
CBRE GROUP INC                 CL A             12504L109     1513    75800 SH
COMMONWEALTH REIT              COM SH BEN INT   203233101      188    10100 SH
CORPORATE OFFICE PPTYS TR      SH BEN INT       22002T108      337    14500 SH
DCT INDUSTRIAL TRUST INC       COM              233153105      108    18600 SH
DIAMONDROCK HOSPITALITY CO     COM              252784301     2864   278263 SH
DIGITAL RLTY TR INC            COM              253868103     3787    51200 SH
FEDERAL REALTY INVT TR         SH BEN INT NEW   313747206      300     3100 SH
GENERAL GROWTH PPTYS INC NEW   COM              370023103      302    17800 SH
GLIMCHER RLTY TR               SH BEN INT       379302102     1789   175000 SH
HCP INC                        COM              40414L109     3299    83600 SH
HOME PROPERTIES INC            COM              437306103     2850    46700 SH
HOST HOTELS & RESORTS INC      COM              44107P104      317    19300 SH
KILROY RLTY CORP               COM              49427F108     2004    43000 SH
PEBBLEBROOK HOTEL TR           COM              70509V100     2554   113100 SH
PUBLIC STORAGE                 COM              74460D109     3316    24000 SH
RAYONIER INC                   COM              754907103     2672    60592 SH
SBA COMMUNICATIONS CORP        COM              78388J106     3176    62499 SH
SIMON PPTY GROUP INC NEW       COM              828806109     2506    17200 SH
TANGER FACTORY OUTLET CTRS I   COM              875465106     4171   140300 SH
TAUBMAN CTRS INC               COM              876664103     3567    48900 SH
VORNADO RLTY TR                SH BEN INT       929042109      354     4200 SH
WASTE CONNECTIONS INC          COM              941053100     2602    80000 SH
WASTE MGMT INC DEL             COM              94106L109      259     7400 SH